Net revenues (Tables)	12 Months Ended
Aug. 31, 2020
Net revenues
Schedule of net revenues

	For the years ended August 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Personalized and small class premium tutoring revenues	2,825,618	3,879,364	3,423,996	500,043
Other revenues	37,074	114,509	14,885	2,174
	2,862,692	3,993,873	3,438,881	502,217